Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Operating activities
Profit/(loss) after tax		€ 1,917.1	€ 1,313.8		€ (240.8)
Adjustments to reconcile profit/(loss) after tax to net cash from operating activities
Depreciation		1,059.5	923.2		719.4
(Increase) in inventories		(0.2)	(1.7)		(0.7)
Tax expense/(credit) on profit/(loss)		210.9	128.7		(189.0)
Share-based payments		(3.9)	16.2		8.6
(Increase) in trade receivables		(16.7)	(16.2)		(24.9)
(Increase) in other assets		(359.0)	(482.0)		(241.4)
(Decrease)/increase in trade payables		(46.4)	31.2		284.6
Increase in accrued expenses & other liabilities		449.6	1,788.9		1,722.8
(Decrease)/increase in provisions		(8.3)	33.7		45.5
Decrease/(increase) in finance expense		7.9	4.2		(6.6)
Increase in finance income		3.6	10.4
Foreign exchange and fair value		(7.1)	144.7	[1]	(146.5)	[1]
Income tax (paid)/refunded		(49.1)	(4.1)		9.5
Net cash from operating activities		3,157.9	3,891.0		1,940.5
Investing activities
Capital expenditure - purchase of property, plant and equipment		(2,391.9)	(1,914.7)		(1,181.6)
Supplier reimbursements for property, plant and equipment			127.5		113.9
Proceeds from sale of property, plant and equipment			4.9		110.5
Decrease in restricted cash		13.1	3.2		11.4
Decrease/(increase) in financial assets: cash > 3 months		818.4	(122.1)		(468.6)
Net cash (used in) investing activities		(1,560.4)	(1,901.2)		(1,414.4)
Financing activities
Proceeds from shares issued		16.4	31.7		46.8
Dividends paid		(199.5)
Proceeds from borrowings	[2]				1,192.0
Repayments of borrowings		(1,100.5)	(1,039.4)		(1,722.3)
Lease liabilities paid		(42.7)	(46.3)		(53.0)
Net cash (used in) financing activities		(1,326.3)	(1,054.0)		(536.5)
Increase/(decrease) in cash and cash equivalents		271.2	935.8		(10.4)
Net foreign exchange differences		4.9	(5.5)		28.7
Cash and cash equivalents at beginning of year		3,599.3	2,669.0		2,650.7
Cash and cash equivalents at end of year		3,875.4	3,599.3		2,669.0
Included in the cash flows from operating activities for the year are the following amounts:
Interest income received		148.4	52.7
Interest expense paid		€ (88.7)	€ (75.0)		€ (86.6)

[1]	Includes an exceptional loss of €131m in fiscal year 2023 (2022: exceptional gain of €131m), attributable to the fair value measurement of jet fuel call options.
[2]	€1.2bn bond net of transaction costs.